VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 97.7%
Brazil : 6.7%
JSL SA 1,781,000 $ 2,124,919
MercadoLibre, Inc. (USD) * 3,420 7,992,335
Multiplan Empreendimentos
Imobiliarios SA * 122,000 666,590
NU Holdings Ltd. (USD) * 137,500 2,201,375
Rede D'Or Sao Luiz SA
144A * 608,000 4,807,110
Smartfit Escola de Ginastica
e Danca SA * 729,000 3,654,417
21,446,746
China : 29.5%
Alibaba Group Holding Ltd.
(ADR) † 50,500 9,025,865
ANTA Sports Products Ltd.
(HKD) 193,500 2,317,815
BYD Co. Ltd. (HKD) 365,000 5,159,157
China Resources Mixc
Lifestyle Services Ltd. (HKD)
144A 490,000 2,599,320
Full Truck Alliance Co. Ltd.
(ADR) 494,000 6,407,180
Galaxy Entertainment Group
Ltd. (HKD) 875,000 4,811,062
H World Group Ltd. (ADR) † 43,000 1,681,730
JD.com, Inc. (ADR) 38,000 1,329,240
KE Holdings, Inc. (ADR) 262,000 4,978,000
Mao Geping Cosmetics Co.
LTD (HKD) † 107,000 1,426,096
MINISO Group Holding Ltd.
(ADR) † 154,000 3,465,000
NetEase, Inc. (HKD) 208,000 6,317,446
PDD Holdings, Inc. (ADR) * 23,700 3,132,429
Ping An Bank Co. Ltd. 830,000 1,321,009
Prosus NV (EUR) 150,500 10,642,612
Shenzhen Inovance
Technology Co. Ltd. 274,000 3,232,676
TAL Education Group (ADR) * 146,000 1,635,200
Tencent Holdings Ltd. (HKD) 163,000 13,889,164
Tencent Music
Entertainment Group (ADR) 70,000 1,633,800
Trip.com Group Ltd. (ADR) 52,000 3,910,400
Xiaomi Corp. (HKD) 144A * 655,000 4,552,215
Yum China Holdings, Inc.
(USD) 40,000 1,716,800
95,184,216
Egypt : 1.2%
Commercial International
Bank 1,850,000 3,905,173
Underline
Greece : 2.5%
Eurobank Ergasias Services
and Holdings SA 940,000 3,636,249
Piraeus Financial Holdings
SA * 508,000 4,315,065
7,951,314
Hungary : 1.5%
OTP Bank Nyrt 57,000 4,930,691
Underline
Number
of Shares Value
India : 18.1%
Aditya Birla Capital Ltd. * 1,500,000 $ 4,946,612
Cholamandalam Investment
and Finance Co. Ltd. 247,000 4,475,780
Delhivery Ltd. * 700,000 3,577,503
HDFC Bank Ltd. 363,000 3,896,297
HDFC Bank Ltd. (ADR) 175,400 5,991,664
Jio Financial Services Ltd. 1,420,000 4,694,602
KEI Industries Ltd. 74,500 3,395,969
Larsen & Toubro Ltd. 67,000 2,766,732
Lemon Tree Hotels Ltd.
144A * 2,183,000 4,089,206
Oberoi Realty Ltd. 268,000 4,799,281
Phoenix Mills Ltd. 310,000 5,426,906
PN Gadgil Jewellers Ltd. * 115,000 783,827
Reliance Industries Ltd. 620,000 9,523,077
58,367,456
Kazakhstan : 1.6%
Kaspi.kz JSC (ADR) 61,500 5,023,320
Underline
Mexico : 1.8%
BBB Foods, Inc. (USD) * † 106,000 2,857,760
Regional SAB de CV 335,000 3,008,021
5,865,781
Peru : 0.8%
Credicorp Ltd. (USD) 9,200 2,449,776
Underline
Philippines : 2.0%
Ayala Land, Inc. 2,600,000 1,088,755
International Container
Terminal Services, Inc. 660,000 5,352,539
6,441,294
Poland : 2.2%
Diagnostyka SA 35,000 1,835,692
InPost SA (EUR) * 250,000 3,077,912
Powszechna Kasa
Oszczednosci Bank Polski
SA 115,000 2,234,528
7,148,132
Russia : 0.0%
Sberbank of Russia PJSC *∞ 5,555,460 0
Underline
Saudi Arabia : 2.7%
Al Rajhi Bank 103,000 2,943,245
Saudi National Bank 252,000 2,632,756
United International
Transportation Co. 160,000 3,157,871
8,733,872
Singapore : 1.1%
Grab Holdings Ltd. (USD) * 576,000 3,467,520
Underline
South Korea : 5.8%
HD Hyundai Electric Co. Ltd. 7,250 3,015,542
Samsung Biologics Co. Ltd.
144A * 5,400 3,848,297
SK Hynix, Inc. 47,700 11,824,728
18,688,567
Taiwan : 13.4%
Chroma ATE, Inc. 310,000 5,916,032
Poya International Co. Ltd. 111,000 1,710,158
Sea Ltd. (ADR) * 9,100 1,626,443

VANECK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Taiwan (continued)
Taiwan Semiconductor
Manufacturing Co. Ltd. 728,000 $ 31,622,729
Wiwynn Corp. 21,500 2,355,781
43,231,143
Tanzania : 1.1%
Helios Towers PLC (GBP) * 1,810,000 3,635,175
Underline
Turkey : 1.4%
MLP Saglik Hizmetleri AS
144A * 580,000 4,647,853
Underline
United Arab Emirates : 2.3%
Abu Dhabi Commercial Bank
PJSC 404,000 1,605,423
Emaar Properties PJSC 853,000 3,030,628
Talabat Holding PLC 9,013,500 2,751,522
7,387,573
United Kingdom : 2.0%
Lion Finance Group PLC 64,000 6,600,457
Underline
Total Common Stocks
(Cost: $196,453,519) 315,106,059
PREFERRED SECURITIES: 3.9%
Brazil : 1.2%
Itau Unibanco Holding SA 533,000 3,912,689
Underline
Number
of Shares Value
South Korea : 2.7%
Samsung Electronics Co. Ltd. 185,000 $ 8,780,287
Underline
Total Preferred Securities
(Cost: $10,180,797) 12,692,976
MONEY MARKET FUND : 0.4%
Invesco Treasury Portfolio -
Institutional Class 4.17%(a) 1,387,054 1,387,054
Underline
Total Investments Before Collateral for
Securities Loaned: 102.0%
(Cost: $208,021,370) 329,186,089
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $81,112)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 81,112 81,112
Total Investments: 102.0%
(Cost: $208,102,482) 329,267,201
Liabilities in excess of other assets: (2.0)% (6,533,648)
NET ASSETS: 100.0% $ 322,733,553
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $9,732,878.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $24,544,001, or 7.6% of net assets.